Related Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Related Party Transaction [Line Items]
Total related party revenues	$ 277.4	$ 296.2	$ 391.8
FNF Data [Member]
Related Party Transaction [Line Items]
Total related party revenues	0	0	30.2
Ceridian Data [Member]
Related Party Transaction [Line Items]
Total related party revenues	0	0	74.0
Equity Method Investment, Ownership Percentage				32.00%
Banco Bradesco [Member]
Related Party Transaction [Line Items]
Joint Venture, Ownership Percentage	51.00%
Debt Instrument, Redemption Period	10 years
Joint Venture, Triggering Event, Payments Related to Triggering Event	5.5	9.9
Due to Affiliate	42.9	48.2
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	121.5
Total related party revenues	277.4	296.2	287.6
Number Of Card Process	58,000,000
Banco Bradesco [Member] | Contract-Based Intangible Assets [Member]
Related Party Transaction [Line Items]
Unamortized contract intangible asset	147.0
Administrative Corporate Support and Other Services [Member] | FNF Data [Member]
Related Party Transaction [Line Items]
Total related party expenses			3.4
Employee Benefit Services [Member] | Ceridian Data [Member]
Related Party Transaction [Line Items]
Total related party expenses			0.6
One-time Dividend Payment [Member] | Banco Bradesco [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	34.8
Unfavorable Currency Impact [Member] | Banco Bradesco [Member]
Related Party Transaction [Line Items]
Total related party revenues	$ 29.7